Allowance for trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2019
Finance receivables [Member]
Statement [line items]
Summary of Changes in Allowance for Credit Losses

Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Balance at the beginning	US$	169.4	Rs.11,717.9	Rs.35,975.1	Rs.44,131.9
Effect of IFRS 9 transition		2.6	177.8	—	—
Allowances made during the year		46.3	3,202.4	255.2	5,653.5
Written off		(97.8)	(6,767.6)	(24,512.4)	(13,810.3)

Balance at the end	US$	120.5	Rs. 8,330.5	Rs.11,717.9	Rs.35,975.1

Trades and other receivables [Member]
Statement [line items]
Summary of Changes in Allowance for Credit Losses

Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Balance at the beginning	US$	213.7	Rs.14,776.2	Rs.15,170.3	Rs.14,460.4
Allowances made during the year		31.0	2,141.9	145.7	1,706.0
Written off		(57.5)	(3,974.4)	(454.9)	(1,340.3)
Currency translation		(5.1)	(353.3)	45.6	344.2
Reversal of/(classified as) held for sale		1.9	130.5	(130.5)	—

Balance at the end	US$	184.0	Rs.12,720.9	Rs.14,776.2	Rs.15,170.3